Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,324
Balance at end of year	3,518	$ 3,324
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,804	11,627
Acquisitions	309	96
Removed from service		(37)
Disposals of businesses	(118)	(5,734)
Translation and other, net	12	(148)
Balance at end of year	6,007	5,804
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,480)	(6,312)
Current year amortization	(114)
Removed from service		37
Disposals of businesses	118	3,822
Translation and other, net	(13)	111
Balance at end of year	(2,489)	(2,480)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(109)
Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(29)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions	0
Disposals of businesses	0
Translation and other, net	0
Balance at end of year	2,646	2,646
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7
Balance at end of year	43	7
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	153	247
Acquisitions	40	3
Removed from service		(5)
Disposals of businesses	(28)	(88)
Translation and other, net	1	(4)
Balance at end of year	166	153
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(146)	(236)
Current year amortization	(5)
Removed from service		5
Disposals of businesses	28	83
Translation and other, net		4
Balance at end of year	(123)	(146)
Finite useful life trade names finite useful life [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(2)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	473
Balance at end of year	685	473
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,595	6,353
Acquisitions	268	60
Removed from service		(16)
Disposals of businesses	(72)	(4,698)
Translation and other, net	19	(104)
Balance at end of year	1,810	1,595
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,122)	(4,123)
Current year amortization	(66)
Removed from service		16
Disposals of businesses	72	2,998
Translation and other, net	(9)	74
Balance at end of year	(1,125)	(1,122)
Customer relationships [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(61)
Customer relationships [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(26)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	155
Balance at end of year	119	155
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	669	797
Acquisitions	1	32
Removed from service		(3)
Disposals of businesses	(18)	(147)
Translation and other, net	(13)	(10)
Balance at end of year	639	669
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(514)	(627)
Current year amortization	(22)
Removed from service		3
Disposals of businesses	18	122
Translation and other, net	(2)	10
Balance at end of year	(520)	(514)
Databases and content [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(21)
Databases and content [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(1)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	43
Current year amortization	(114)	(109)
Balance at end of year	25	43
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	741	1,584
Acquisitions	0	1
Removed from service		(13)
Disposals of businesses	0	(801)
Translation and other, net	5	(30)
Balance at end of year	746	741
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(698)	(1,326)
Current year amortization	(21)
Removed from service		13
Disposals of businesses		619
Translation and other, net	(2)	23
Balance at end of year	$ (721)	(698)
Other identifiable intangible assets [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		(25)
Other identifiable intangible assets [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		$ (2)